Long-term debt - Fairfax Notes (Details) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2022	Aug. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gain (loss) on debt extinguishment				$ (9,400,000)	$ (127,000,000.0)	$ 0
Series J cumulative redeemable
Debt Instrument [Line Items]
Dividend rate per annum (in percent)			7.00%	7.00%
Shares issued for debt conversion (in shares)			12,000,000
Fairfax Notes
Debt Instrument [Line Items]
Warrants issued in conversion of debt (in shares)	25,000,000		1,000,000
Term of warrants			5 years
Warrants outstanding exercise price (in dollars per share)	$ 8.05		$ 13.71
2026 Fairfax Notes | Fairfax Notes
Debt Instrument [Line Items]
Debt converted			$ 200,000,000
2027 Fairfax Notes | Fairfax Notes
Debt Instrument [Line Items]
Debt converted			100,000,000
2025 and 2026 Fairfax Notes | Fairfax Notes
Debt Instrument [Line Items]
Face value of debt			$ 300,000,000
Percentage of principal amount redeemed		100.00%	100.00%
Gain (loss) on debt extinguishment				$ 0	$ (121,715,000)	$ 0